Equity - Acquisition of treasury stock (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Acquisition Of Treasury Stock [Line Items]
Acquisition	₩ 79	₩ 150,467	₩ 444,077
Retirement		(25)
Treasury shares
Acquisition Of Treasury Stock [Line Items]
Beginning balance	28,215	600,000
Acquisition	79	150,467
Disposal	(28,067)	(572,252)
Retirement	0	(150,000)
Ending balance	₩ 227	₩ 28,215	₩ 600,000
Beginning number of share	704,796	13,882,062
Acquisition (share)	2,426	5,049,594
Disposal (share)	700,870	13,191,202
Retirement (share)	0	5,035,658
Ending number of share	6,352	704,796	13,882,062